Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class A
Trading Symbol	BGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE Global Core Infrastructure 50/50 Total Return Index; and (ii) underperformed its secondary benchmark index, Dow Jones Brookfield Global Infrastructure Index TR, and its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, midstream was the leading sector contributor to relative returns. Overweight positions to outperforming North American midstream operators contributed as the sector continued to post gains. Gas utilities also contributed, where positive security selection was attributed to outperforming overweight positions in the U.S. and Asia Pacific. Among integrated utilities/renewables, positive stock selection was driven by a combination of overweight positions in select outperforming U.S. utilities.
Conversely, towers were the leading detractor from relative returns during the period. An overweight position in a European tower operator, as well as security selection among U.S. operators detracted from relative performance. Within the airports sector, overweight positions in underperforming Asian airport operators detracted from relative returns during the period. Lastly, within the electricity transmission & distribution sector, underperformance was primarily due to overweight positions in a Brazilian utility, as well as a Houston-based operator.
POSITIONING
In our view, the economic backdrop for infrastructure continues to improve. Steady economic growth, a normalizing interest rate environment and sector-specific demand drivers serve as tailwinds for the asset class. We continue to believe the current investment environment is supportive of outsized earnings growth and investment returns for companies that own and operate the backbone of the global economy. We believe many subsectors across the listed infrastructure universe stand to benefit from increases are driven by the massive capital investment required to upgrade the U.S. electrical grid to accommodate increasing power demand from nearshoring, datacenters, and the energy transition.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities
↑	U.S. Integrated Utilities/Renewables

Top Detractors
↓	U.S. Towers
↓	Airports
↓	Electricity Transmission & Distribution

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.76	3.42	3.14
Class A (with sales charge)	3.61	2.42	2.63
MSCI World Index	19.19	11.70	10.52
FTSE Global Core Infrastructure 50/50 Total Return Index	10.46	4.07	6.22
Dow Jones Brookfield Global Infrastructure Index TR	11.26	4.11	4.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.

Net Assets	$ 359,679,033
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 2,304,448
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$359,679,033
Number of Portfolio Holdings	39
Portfolio Turnover	78%
Total Advisory Fees Paid	$2,304,448

Holdings [Text Block]

Top 10 Holdings	(%)[1]
PG&E Corp.	5.0%
Duke Energy Corp.	4.6%
Sempra	4.3%
Xcel Energy, Inc.	4.3%
Entergy Corp.	4.2%
CSX Corp.	3.7%
TC Energy Corp.	3.7%
National Grid PLC	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
[1]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class C
Trading Symbol	BGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	2.00%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE Global Core Infrastructure 50/50 Total Return Index; and (ii) underperformed its secondary benchmark index, Dow Jones Brookfield Global Infrastructure Index TR, and its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, midstream was the leading sector contributor to relative returns. Overweight positions to outperforming North American midstream operators contributed as the sector continued to post gains. Gas utilities also contributed, where positive security selection was attributed to outperforming overweight positions in the U.S. and Asia Pacific. Among integrated utilities/renewables, positive stock selection was driven by a combination of overweight positions in select outperforming U.S. utilities.
Conversely, towers were the leading detractor from relative returns during the period. An overweight position in a European tower operator, as well as security selection among U.S. operators detracted from relative performance. Within the airports sector, overweight positions in underperforming Asian airport operators detracted from relative returns during the period. Lastly, within the electricity transmission & distribution sector, underperformance was primarily due to overweight positions in a Brazilian utility, as well as a Houston-based operator.
POSITIONING
In our view, the economic backdrop for infrastructure continues to improve. Steady economic growth, a normalizing interest rate environment and sector-specific demand drivers serve as tailwinds for the asset class. We continue to believe the current investment environment is supportive of outsized earnings growth and investment returns for companies that own and operate the backbone of the global economy. We believe many subsectors across the listed infrastructure universe stand to benefit from increases are driven by the massive capital investment required to upgrade the U.S. electrical grid to accommodate increasing power demand from nearshoring, datacenters, and the energy transition.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities
↑	U.S. Integrated Utilities/Renewables

Top Detractors
↓	U.S. Towers
↓	Airports
↓	Electricity Transmission & Distribution

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	7.92	2.64	2.35
Class C (with sales charge)	6.92	2.64	2.35
MSCI World Index	19.19	11.70	10.52
FTSE Global Core Infrastructure 50/50 Total Return Index	10.46	4.07	6.22
Dow Jones Brookfield Global Infrastructure Index TR	11.26	4.11	4.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.

Net Assets	$ 359,679,033
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 2,304,448
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$359,679,033
Number of Portfolio Holdings	39
Portfolio Turnover	78%
Total Advisory Fees Paid	$2,304,448

Holdings [Text Block]

Top 10 Holdings	(%)[1]
PG&E Corp.	5.0%
Duke Energy Corp.	4.6%
Sempra	4.3%
Xcel Energy, Inc.	4.3%
Entergy Corp.	4.2%
CSX Corp.	3.7%
TC Energy Corp.	3.7%
National Grid PLC	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
[2]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	BGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE Global Core Infrastructure 50/50 Total Return Index; and (ii) underperformed its secondary benchmark index, Dow Jones Brookfield Global Infrastructure Index TR, and its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, midstream was the leading sector contributor to relative returns. Overweight positions to outperforming North American midstream operators contributed as the sector continued to post gains. Gas utilities also contributed, where positive security selection was attributed to outperforming overweight positions in the U.S. and Asia Pacific. Among integrated utilities/renewables, positive stock selection was driven by a combination of overweight positions in select outperforming U.S. utilities.
Conversely, towers were the leading detractor from relative returns during the period. An overweight position in a European tower operator, as well as security selection among U.S. operators detracted from relative performance. Within the airports sector, overweight positions in underperforming Asian airport operators detracted from relative returns during the period. Lastly, within the electricity transmission & distribution sector, underperformance was primarily due to overweight positions in a Brazilian utility, as well as a Houston-based operator.
POSITIONING
In our view, the economic backdrop for infrastructure continues to improve. Steady economic growth, a normalizing interest rate environment and sector-specific demand drivers serve as tailwinds for the asset class. We continue to believe the current investment environment is supportive of outsized earnings growth and investment returns for companies that own and operate the backbone of the global economy. We believe many subsectors across the listed infrastructure universe stand to benefit from increases are driven by the massive capital investment required to upgrade the U.S. electrical grid to accommodate increasing power demand from nearshoring, datacenters, and the energy transition.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities
↑	U.S. Integrated Utilities/Renewables

Top Detractors
↓	U.S. Towers
↓	Airports
↓	Electricity Transmission & Distribution

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	9.01	3.68	3.40
MSCI World Index	19.19	11.70	10.52
FTSE Global Core Infrastructure 50/50 Total Return Index	10.46	4.07	6.22
Dow Jones Brookfield Global Infrastructure Index TR	11.26	4.11	4.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.

Net Assets	$ 359,679,033
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 2,304,448
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$359,679,033
Number of Portfolio Holdings	39
Portfolio Turnover	78%
Total Advisory Fees Paid	$2,304,448

Holdings [Text Block]

Top 10 Holdings	(%)[1]
PG&E Corp.	5.0%
Duke Energy Corp.	4.6%
Sempra	4.3%
Xcel Energy, Inc.	4.3%
Entergy Corp.	4.2%
CSX Corp.	3.7%
TC Energy Corp.	3.7%
National Grid PLC	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
[3]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class A
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class A
Trading Symbol	BLRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.20%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE EPRA Nareit Developed Index ; and (ii) underperformed its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, the U.S. was the leading contributor to relative performance. Outperformance was primarily driven by the net lease sector, where overweight positions in companies whose portfolios are focused on single-tenant properties focused on middle-market retail, as well as experiential businesses. Australia was also a regional contributor, were overweight positions in outperforming industrial and diversified landlords contributed to relative returns during the period.
Conversely, the U.K. was the leading regional detractor during the period. Overweight positions in select self storage, office and residential landlords underperformed during the period, detracting from relative returns. Japan was also a regional detractor during the period, where overweight exposure to select underperforming residential and leisure-focused JREITs detracted.
POSITIONING
In the U.S., data center demand shows no signs of slowing down. But given power and other delivery constraints, we do not see such pressures in the near term. Strong performance among health care stocks in 2024 appeared to validate the strong fundamentals in the sector. We continue to monitor the industrial and self storage sectors for confirmation of a rebound in operating trends. Outside the U.S., we believe historically wide valuation spreads between U.S. and international real estate equities can present opportunities for outperformance.

Top Contributors
↑	U.S. Net Lease
↑	U.S. Health Care
↑	Australia

Top Detractors
↓	U.K. Self Storage
↓	Japan
↓	U.K. Office

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.86	-1.53	1.58
Class A (with sales charge)	-3.91	-2.48	1.09
MSCI World Index	19.19	11.70	10.52
FTSE EPRA Nareit Developed Index	0.94	-1.00	2.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.

Net Assets	$ 153,853,100
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 1,440,947
Investment Company Portfolio Turnover	166.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$153,853,100
Number of Portfolio Holdings	52
Portfolio Turnover	166%
Total Advisory Fees Paid	$1,440,947

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Equinix, Inc.	7.5%
Prologis, Inc.	4.7%
Brixmor Property Group, Inc.	4.1%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	3.6%
AvalonBay Communities, Inc.	3.5%
Extra Space Storage, Inc.	3.4%
Mitsubishi Estate Co. Ltd.	3.1%
Healthpeak Properties, Inc.	3.0%
Agree Realty Corp.	3.0%
[4]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class C
Trading Symbol	BLRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.95%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE EPRA Nareit Developed Index; and (ii) underperformed its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, the U.S. was the leading contributor to relative performance. Outperformance was primarily driven by the net lease sector, where overweight positions in companies whose portfolios are focused on single-tenant properties focused on middle-market retail, as well as experiential businesses. Australia was also a regional contributor, were overweight positions in outperforming industrial and diversified landlords contributed to relative returns during the period.
Conversely, the U.K. was the leading regional detractor during the period. Overweight positions in select self storage, office and residential landlords underperformed during the period, detracting from relative returns. Japan was also a regional detractor during the period, where overweight exposure to select underperforming residential and leisure-focused JREITs detracted.
POSITIONING
In the U.S., data center demand shows no signs of slowing down. But given power and other delivery constraints, we do not see such pressures in the near term. Strong performance among health care stocks in 2024 appeared to validate the strong fundamentals in the sector. We continue to monitor the industrial and self storage sectors for confirmation of a rebound in operating trends. Outside the U.S., we believe historically wide valuation spreads between U.S. and international real estate equities can present opportunities for outperformance.

Top Contributors
↑	U.S. Net Lease
↑	U.S. Health Care
↑	Australia

Top Detractors
↓	U.K. Self Storage
↓	Japan
↓	U.K. Office

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	0.07	-2.27	0.82
Class C (with sales charge)	-0.92	-2.27	0.82
MSCI World Index	19.19	11.70	10.52
FTSE EPRA Nareit Developed Index	0.94	-1.00	2.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.

Net Assets	$ 153,853,100
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 1,440,947
Investment Company Portfolio Turnover	166.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$153,853,100
Number of Portfolio Holdings	52
Portfolio Turnover	166%
Total Advisory Fees Paid	$1,440,947

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Equinix, Inc.	7.5%
Prologis, Inc.	4.7%
Brixmor Property Group, Inc.	4.1%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	3.6%
AvalonBay Communities, Inc.	3.5%
Extra Space Storage, Inc.	3.4%
Mitsubishi Estate Co. Ltd.	3.1%
Healthpeak Properties, Inc.	3.0%
Agree Realty Corp.	3.0%
[5]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class I
Trading Symbol	BLRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund (i) outperformed its primary benchmark index, FTSE EPRA Nareit Developed Index; and (ii) underperformed its broad-based benchmark index, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, the U.S. was the leading contributor to relative performance. Outperformance was primarily driven by the net lease sector, where overweight positions in companies whose portfolios are focused on single-tenant properties focused on middle-market retail, as well as experiential businesses. Australia was also a regional contributor, were overweight positions in outperforming industrial and diversified landlords contributed to relative returns during the period.
Conversely, the U.K. was the leading regional detractor during the period. Overweight positions in select self storage, office and residential landlords underperformed during the period, detracting from relative returns. Japan was also a regional detractor during the period, where overweight exposure to select underperforming residential and leisure-focused JREITs detracted.
POSITIONING
In the U.S., data center demand shows no signs of slowing down. But given power and other delivery constraints, we do not see such pressures in the near term. Strong performance among health care stocks in 2024 appeared to validate the strong fundamentals in the sector. We continue to monitor the industrial and self storage sectors for confirmation of a rebound in operating trends. Outside the U.S., we believe historically wide valuation spreads between U.S. and international real estate equities can present opportunities for outperformance.

Top Contributors
↑	U.S. Net Lease
↑	U.S. Health Care
↑	Australia

Top Detractors
↓	U.K. Self Storage
↓	Japan
↓	U.K. Office

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.11	-1.28	1.83
MSCI World Index	19.19	11.70	10.52
FTSE EPRA Nareit Developed Index	0.94	-1.00	2.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.

Net Assets	$ 153,853,100
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 1,440,947
Investment Company Portfolio Turnover	166.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$153,853,100
Number of Portfolio Holdings	52
Portfolio Turnover	166%
Total Advisory Fees Paid	$1,440,947

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Equinix, Inc.	7.5%
Prologis, Inc.	4.7%
Brixmor Property Group, Inc.	4.1%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	3.6%
AvalonBay Communities, Inc.	3.5%
Extra Space Storage, Inc.	3.4%
Mitsubishi Estate Co. Ltd.	3.1%
Healthpeak Properties, Inc.	3.0%
Agree Realty Corp.	3.0%
[6]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Renewables & Sustainable Infrastructure Fund
Class Name	Class I
Trading Symbol	GRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookfield Global Renewables & Sustainable Infrastructure Fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	1.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Contributors:
Sustainable Solutions: A European designer and manufacturer of cable systems and services outperformed during the period. A position in a fuel cell technology company outperformed amid the announcement of a purchase agreement with a large utility. Several heating, ventilation and air conditioning (HVAC) positions outperformed amid growing demand from artificial intelligence (AI) and data center developments.
Circular Economy: U.S. stocks operating in the waste management industry outperformed during the period.
Electricity Infrastructure: Positions in renewable power providers in the U.S. and Europe contributed positively to returns.
Detractors:
Sustainable Solutions: A position in a solar tracker solutions provider, as well as a holding that manufactures wind turbines declined.
Circular Economy: Detractors included a Brazilian waste treatment company and a U.K. water utility.
Electricity Infrastructure: Select power providers in the U.K. and Continental Europe detracted from performance during the period.
POSITIONING
We believe the transition toward cleaner and more reliable energy is on track to continue in 2025. In the U.S., policies to encourage clean power and decarbonization efforts enjoy bipartisan support given the thousands of new related jobs that have been created. Meanwhile, countries outside the U.S. continue to push forward with their transition policies. Among global technology companies investing in data centers, semiconductor chips and artificial intelligence (AI) applications, access to reliable, cost-effective power is increasingly challenging. Corporate off-takers continue to source renewable power generation in response to these needs.

Top Contributors
↑	Sustainable Solutions: Electricity Cable Systems and Fuel Cell Technology
↑	Sustainable Solutions: Heating, Ventilation, and Air Conditioning (HVAC)
↑	Circular Economy: U.S. Waste Management

Top Detractors
↓	Sustainable Solutions: Solar Tracker Solutions
↓	Circular Economy: Brazilian Waste Treatment
↓	Electricity Infrastructure: U.K. and Europe Power Providers

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/01/2019)
Class I (without sales charge)	-1.28	4.54	5.77
MSCI World Index	19.19	11.70	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund for more recent performance information.

Net Assets	$ 54,040,691
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 222,932
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$54,040,691
Number of Portfolio Holdings	32
Portfolio Turnover	69%
Total Advisory Fees Paid	$222,932

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Public Service Enterprise Group, Inc.	6.5%
Enel SpA	5.9%
Iberdrola SA	5.5%
NextEra Energy, Inc.	4.8%
E.ON SE	4.3%
Waste Connections, Inc.	4.3%
Republic Services, Inc.	4.2%
Xcel Energy, Inc.	4.2%
National Grid PLC	4.0%
SSE PLC	4.0%
[7]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class A
Shareholder Report [Line Items]
Fund Name	Oaktree Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	OEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.21%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Our underperformance during the period was mostly attributable to our stock selection in China and Brazil, along with our overweight allocation to Brazil and our underweight exposure to Taiwan. Meanwhile, our selection in Taiwan had the largest positive impact on our performance, followed by our overweight allocation to China.
At the sector level, our stock selection in materials contributed the most to our performance, while our overweight allocation there was the biggest detractor. Our selection among consumer discretionary also detracted, as did our underweight exposure to information technology.
POSITIONING
Our largest overweights by country are China and South Africa, while India and Taiwan are our largest underweights. At the sector level, the portfolio is overweight materials and consumer discretionary, and is underweight financials and information technology.
We’ve remained steadfast in our decision to be invested in cyclical names with high dividend yields and strong capital discipline. This has continued to reward us as commodity prices, while volatile, have largely remained elevated, with gold on an upward trend thanks to supply discipline.

Top Contributors
↑	Taiwan Selection
↑	China Overweight
↑	Materials Selection

Top Detractors
↓	China Selection
↓	Brazil Selection & Overweight
↓	Taiwan Underweight
↓	Materials Overweight
↓	Consumer Discretionary Selection
↓	Information Technology Underweight

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Class A (without sales charge)	-2.68	1.15
Class A (with sales charge)	-7.32	-0.72
MSCI Emerging Markets Net Total Return (USD) Index	7.50	5.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 24, 2024
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.

Net Assets	$ 224,215,247
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 1,721,763
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$224,215,247
Number of Portfolio Holdings	75
Portfolio Turnover	124%
Total Advisory Fees Paid	$1,721,763

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Alibaba Group Holding Ltd.	4.8%
iShares MSCI India ETF	4.5%
Tencent Holdings Ltd.	3.7%
Anglogold Ashanti PLC	3.6%
Samsung Electronics Co. Ltd.	2.7%
Aluminum Corp. of China Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.2%
HDFC Bank Ltd.	2.0%
Freeport-McMoRan, Inc.	1.9%
[8]
Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s prospectus, which is available at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund, or upon request to info@brookfieldoaktree.com or 855-244-4859.
Effective January 24, 2024, Oaktree Fund Advisors, LLC, the Fund’s investment adviser, contractually agreed to reduce the Fund’s annual expense cap by 0.15% for each share class to 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class I Shares. Prior to January 24, 2024, the Fund’s annual expense cap was 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class I Shares.

Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Email Address	info@brookfieldoaktree.com
Updated Prospectus Web Address	https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund
Class I
Shareholder Report [Line Items]
Fund Name	Oaktree Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	OEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.96%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Our underperformance during the period was mostly attributable to our stock selection in China and Brazil, along with our overweight allocation to Brazil and our underweight exposure to Taiwan. Meanwhile, our selection in Taiwan had the largest positive impact on our performance, followed by our overweight allocation to China.
At the sector level, our stock selection in materials contributed the most to our performance, while our overweight allocation there was the biggest detractor. Our selection among consumer discretionary also detracted, as did our underweight exposure to information technology.
POSITIONING
Our largest overweights by country are China and South Africa, while India and Taiwan are our largest underweights. At the sector level, the portfolio is overweight materials and consumer discretionary, and is underweight financials and information technology.
We’ve remained steadfast in our decision to be invested in cyclical names with high dividend yields and strong capital discipline. This has continued to reward us as commodity prices, while volatile, have largely remained elevated, with gold on an upward trend thanks to supply discipline.

Top Contributors
↑	Taiwan Selection
↑	China Overweight
↑	Materials Selection

Top Detractors
↓	China Selection
↓	Brazil Selection & Overweight
↓	Taiwan Underweight
↓	Materials Overweight
↓	Consumer Discretionary Selection
↓	Information Technology Underweight

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2021)
Class I (without sales charge)	-2.37	-6.45
MSCI Emerging Markets Net Total Return (USD) Index	7.50	-4.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 24, 2024
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.

Net Assets	$ 224,215,247
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 1,721,763
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$224,215,247
Number of Portfolio Holdings	75
Portfolio Turnover	124%
Total Advisory Fees Paid	$1,721,763

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Alibaba Group Holding Ltd.	4.8%
iShares MSCI India ETF	4.5%
Tencent Holdings Ltd.	3.7%
Anglogold Ashanti PLC	3.6%
Samsung Electronics Co. Ltd.	2.7%
Aluminum Corp. of China Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.2%
HDFC Bank Ltd.	2.0%
Freeport-McMoRan, Inc.	1.9%
[9]
Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s prospectus, which is available at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund, or upon request to info@brookfieldoaktree.com or 855-244-4859.
Effective January 24, 2024, Oaktree Fund Advisors, LLC, the Fund’s investment adviser, contractually agreed to reduce the Fund’s annual expense cap by 0.15% for each share class to 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class I Shares. Prior to January 24, 2024, the Fund’s annual expense cap was 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class I Shares.

Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Email Address	info@brookfieldoaktree.com
Updated Prospectus Web Address	https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund

[1]
1	Represents percent of total investments.

[2]
1	Represents percent of total investments.

[3]
1	Represents percent of total investments.

[4]
1	Represents percent of total investments.

[5]
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[6]
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[7]
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[8]
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[9]
1	Represents percent of total investments.